BANK BORROWINGS (Bank borrowings)	9 Months Ended
Sep. 30, 2014
Bank borrowings
BANK BORROWINGS
BANK BORROWINGS

12.BANK BORROWINGS

Bank borrowings consist of the following at:

	December 31,	September 30,
	2013	2014

Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company’s subsidiary, Bona International Film Group Limited, due on November 20, 2015 (i)	20,027	20,038
Loan payable to an overseas commercial bank, principal of $9,659 and $15,612 as of December 31, 2013 and September 30, 2014 respectively, bearing interest at 3.25% per annum, guaranteed by $10,163 (equivalent of RMB62 million) and $16,292 (equivalent of RMB100 million) of the Company’s restricted cash as of December 31, 2013 and September 30, 2014 respectively, due date extended from September 10, 2014 to October 10, 2015	9,664	15,640
Loan payable to an overseas commercial bank, principal of $15,563 and $15,447 as of December 31, 2013 and September 30, 2014 respectively, bearing interest at 2.95% per annum over one month LIBOR, guaranteed by $18,156 (equivalent of RMB111 million) of the Company’s restricted cash, due date extended from August 8, 2014 to August 28, 2015	15,588	15,447
Loan payable to a PRC commercial bank, principal of $13,034 (equivalent of RMB80 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, the Company’s VIE’s subsidiaries, Zhejiang Bona Film and Television Production Co., Ltd. (“Zhejiang Bona”), Tianjin Bona Culture Media Co., Ltd. (“Tianjin Bona”) and Beijing Bona International Cineplex Investment and Management Co., Ltd. (“Beijing Bona Cineplex”), due on March 27, 2015	—	13,060
Loan payable to an overseas commercial bank, principal of $11,048, bearing interest at 3.25% per annum over one month LIBOR, guaranteed by $11,730 (equivalent of RMB72 million) of the Company’s restricted cash, due on April 24, 2015	—	11,061

	December 31,	September 30,
	2013	2014

Loan payable to an overseas commercial bank, principal of $10,760, bearing interest at 2.7% per annum over one month LIBOR, guaranteed by $11,404 (equivalent of RMB70 million) of the Company’s restricted cash, due on March 10, 2015	—	10,785
Loan payable to a PRC commercial bank, principal of $7,168 (equivalent of RMB44 million), bearing interest at 7.20% per annum, guaranteed by Zhejiang Bona, due on July 28, 2015	—	7,183
Loan payable to a PRC commercial bank, principal of $7,006 (equivalent of RMB43 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 6, 2016	—	7,021
Loan payable to a PRC commercial bank, principal of $6,517 (equivalent of RMB40 million), bearing interest at 6.3% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on June 20, 2015	—	6,528
Loan payable to a PRC commercial bank, principal of $5,702 (equivalent of RMB35 million), bearing interest at 6% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, due on April 24, 2015	—	5,714
Loan payable to a PRC commercial bank, principal of $5,056 (equivalent of RMB31 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on June 29, 2015	—	5,061
Loan payable to a PRC commercial bank, principal of $4,399 (equivalent of RMB27 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 25, 2016	—	4,408
Loan payable to a PRC commercial bank, principal of $3,259 (equivalent of RMB20 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona,Tianjin Bona and Beijing Bona Cineplex, due on September 1, 2015	—	3,265
Loan payable to a PRC commercial bank, principal of $3,258 (equivalent of RMB20 million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and the Company’s VIE, Bona Film Group Co., Ltd. (PRC) (“Bona Film”), due on September 26, 2016	—	3,259
Loan payable to a PRC commercial bank, principal of $2,770 (equivalent of RMB17 million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 30, 2016	—	2,776
Loan payable to a PRC commercial bank, principal of $2,444 (equivalent of RMB15 million), bearing interest at 6.3% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on September 18, 2015	—	2,448
Loan payable to a PRC commercial bank, principal of $1,629 (equivalent of RMB10 million), bearing interest at 6.3% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on August 28, 2015	—	1,632
Loan payable to a PRC commercial bank, principal of $1,592 (equivalent of RMB9.77 million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on September 26, 2015	—	1,592
Loan payable to a PRC commercial bank, principal of $1,303 (equivalent of RMB8 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 29, 2015	—	1,306
Loan payable to a PRC commercial bank, principal of $896 (equivalent of RMB5.5million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 11, 2016	—	899
Loan payable to a PRC commercial bank, principal of $815 (equivalent of RMB5 million), bearing interest at 6% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, due on October 24, 2014	—	816
Loan payable to a PRC commercial bank, principal of $652 (equivalent of RMB4 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on July 17, 2015	—	653
Loan payable to a PRC commercial bank, principal of $562 (equivalent of RMB3.45million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 30, 2015	—	563
Loan payable to a PRC commercial bank, principal of $326 (equivalent of RMB2 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 29, 2015	—	327

	December 31,	September 30,
	2013	2014
Loan payable to a PRC commercial bank, principal of $244 (equivalent of RMB1.5million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 11, 2015	—	245
Loan payable to a PRC commercial bank, principal of $8,142 (equivalent of RMB50 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in May 2014	8,278	—
Loan payable to a PRC commercial bank, principal of $8,008 (equivalent of RMB50 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, repaid in May 2014	8,275	—
Loan payable to a PRC commercial bank, principal of $6,499 (equivalent of RMB40 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in June 2014	6,622	—
Loan payable to a PRC commercial bank, principal of $3,592 (equivalent of RMB22 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in September 2014	3,642	—
Loan payable to a PRC commercial bank, principal of $3,265 (equivalent of RMB20 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in August 2014	3,311	—
Loan payable to a PRC commercial bank, principal of $1,796 (equivalent of RMB11 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in June 2014	1,821	—
Loan payable to a PRC commercial bank, principal of $1,796 (equivalent of RMB11 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in July 2014	1,821	—
Loan payable to a PRC commercial bank, principal of $1,625 (equivalent of RMB10 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in January 2014	1,655	—
Total	80,704	141,727

Including:
Current	60,704	87,787
Non-current	20,000	53,940
Total	80,704	141,727

(i)

The Group agreed to certain financial covenants (among other covenants), including to maintain minimum cash assets of $5.0 million at all times during the term of the loan, as well as to maintain a ratio of maximum total funded debt to earnings before interest, tax, depreciation and amortization (the “EBITDA ratio”) no greater than 3.8:1 (the “EBITDA Ratio Covenant”) and a ratio of total liabilities to tangible net worth of no more than 2:1, in each case calculated using average quarterly figures based on the consolidated balance sheets of the Group for the most recent four quarters. In August 2013, East West Bank modified the EBITDA ratio as not to exceed 4.75:1 for the second quarter of 2013, 4.25:1 for the third quarter of 2013 and 3.0:1 for the fourth quarter of 2013 and beyond. Any failure to comply with such financial covenants (among other things) would constitute an event of default under the agreement. If the Group fails to timely remedy a curable event of default within the applicable cure period or obtain a waiver, the bank would have the right to accelerate the loan repayment and charge a default rate of interest. The Group was in compliance with all the covenants for the first, second and third quarters of 2014. The Group does not expect any default on the covenants within the 12 months following September 30, 2014. As a result, the loans were classified as long-term liability as of September 30, 2014.

Interest expenses accrued for loans were $1,603 and $4,000 for nine months ended September 30, 2013 and 2014, respectively, in which $580 and $2,802 were capitalized into production costs for the nine months ended September 30, 2013 and 2014, respectively.

The Group expects to repay the borrowings of $1,050, $122,349, $18,328, nil and nil for the three months ending December 31, 2014, the years ending December 31, 2015, 2016, 2017 and 2018, respectively.